DISTRIBUTIONS TO STAPLED UNITHOLDERS (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 28, 2022 CAD ($) $ / shares	Jan. 31, 2022 CAD ($) $ / shares	Jan. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
Distributions to stapled unitholders
Distributions payable				$ 16,969	$ 15,422
Distributions
Distributions to stapled unitholders
Distributions payable	$ 17,000	$ 17,000	$ 17,000	$ 192,600	$ 165,400
Distributions declared per stapled unit | (per share)	$ 25.8	$ 25.8	$ 25.8	$ 3.01	$ 2.91